Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues.
Schedule of revenues

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Developer Services:
Subscription	155,394	160,722	173,523	24,440
Value-Added Services	97,465	74,509	31,129	4,384
Vertical Applications	104,463	93,591	85,580	12,054
Total revenues	357,322	328,822	290,232	40,878